Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended		97 Months Ended	100 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Apr. 30, 2013
Cash flows provided by (used in) operating activities:
Net loss	$ (147,484)	$ (397,663)	$ (1,100,422)	$ (2,928,188)	$ (7,085,429)	$ (7,232,913)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Donated services and rent	20,000		30,000		44,250	64,250
Write-down of unproved mineral properties	6,000		83,159	15,470	324,315	330,315
Amortization	894	1,236	4,489	3,107	7,596	8,490
Stock based compensation				527,318	527,318	527,318
Changes in operating assets and liabilities:
Prepaids and other receivables	(1,851)	8,901	44,165	(7,584)	(991)	(2,842)
Accounts payable	15,207	87,166	95,343	10,018	302,018	317,225
Accrued liabilities	38,256	15,095	20,425	31,380	282,850	321,106
Due to related parties	70,949	192,718	595,243	395,451	1,838,829	1,909,778
Accrued interest on notes payable to related party	7,022	6,716	22,829	8,996	105,575	112,597
Net cash provided by (used in) operating activities	8,993	(85,831)	(204,769)	(1,944,032)	(3,653,669)	(3,644,676)
Cash flows used in investing activities:
Purchase of equipment				(19,820)	(19,820)	(19,820)
Acquisition of unproved mineral properties	(1,821)	(61,491)	(138,942)	(150,269)	(1,315,980)	(1,317,801)
Net cash used in investing activities	(1,821)	(61,491)	(138,942)	(170,089)	(1,335,800)	(1,337,621)
Cash flows provided by financing activities:
Cash received on issuance of notes payable to related party	29,772	57,000	131,032	306,889	1,292,311	1,322,083
Repayment of related party notes, including accrued interest		(56,553)	(56,553)	(14,382)	(70,935)	(70,935)
Proceeds from issuance of common stock		270,301	270,301	1,853,099	3,880,150	3,880,150
Net cash provided by financing activities	29,772	270,748	344,780	2,145,606	5,101,526	5,131,298
Effects of foreign currency exchange	(413)	(20,806)	(22,385)	(15,673)	(108,906)	(109,319)
Increase in cash	36,531	102,620	(21,316)	15,812	3,151	39,682
Cash, beginning	3,151	24,467	24,467	8,655
Cash, ending	39,682	127,087	3,151	24,467	3,151	39,682
Cash paid for:
Interest		$ (1,778)	$ (6,553)	$ (1,778)	$ (8,331)	$ (8,331)